Income Tax (Details) - Schedule of net deferred tax assets - Archimedes Tech Spac Partners Co [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$ 51,171	$ 150
Capitalized costs related to Business Combination	82,920
Federal net operating loss	77,042
Total deferred tax asset	211,133	150
Valuation allowance	(211,133)	(150)
Deferred tax asset, net of allowance